INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Feb. 28, 2014
Investment Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	$ 15,586
Tax credit carryforwards, expiration dates	Dec. 31, 2022
Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	2,550
Tax credit carryforwards, expiration dates	Dec. 31, 2029
United States Tax Authority (IRS) [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forward	8,271
Tax credit carryforwards	45,543
United States Tax Authority (IRS) [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforward, expiration dates	Dec. 31, 2022
Tax years under examination	2010
United States Tax Authority (IRS) [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforward, expiration dates	Dec. 31, 2032
Tax years under examination	2013
Canadien Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forward	89,914
Tax credit carryforwards	16,302
Canadien Tax Authority [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforward, expiration dates	Dec. 31, 2029
Tax years under examination	2006
Canadien Tax Authority [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforward, expiration dates	Dec. 31, 2032
Tax years under examination	2013
Luxembourg [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forward	$ 54,469